Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income from continuing operations	$ 8,482,513	$ 15,499,138	$ 26,725,449
Adjustments to reconcile net income from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	24,222,907	30,080,936	29,826,222
Amortization expense	740,372	802,280	1,019,953
Inventory impairment	13,651,271	5,557,481	1,084,247
Impairment of aircraft held for lease	3,035,578	0
Provision for doubtful accounts	211,696	54,939	618,786
Deferred income taxes	21,611	2,461,865	(7,815,572)
Stock-based compensation	1,042,456	0
Decreases (increases) in operating assets and liabilities, net of acquisitions:
Accounts receivable	(2,586,940)	(21,535,624)	(8,936,950)
Inventory	(55,275,418)	3,420,729	7,717,316
Deposits, prepaid expenses, and other current assets	3,373,540	(2,848,692)	190,347
Deferred customer incentives and other assets	55,754	23,477	(3,580,770)
Advance vendor payments	(2,958,224)	(250,697)	341,797
Accounts payable	(800,943)	3,771,721	1,224,994
Income tax receivable		384	850,844
Income tax payable	1,324,481	0
Accrued expenses	(1,697,118)	3,159,718	3,564,972
Deferred revenue	(5,893,782)	1,748,328	4,152,140
Lessee and customer purchase deposits	1,775,908	2,822,894	1,411,814
Maintenance deposit payments and other liabilities	(956,562)	686,957	850,898
Net cash (used in) provided by operating activities	(12,230,900)	45,455,834	59,246,487
Cash flows from investing activities:
Business acquisitions	(16,975,595)	(26,081,080)	(22,283,660)
Proceeds from sale of assets	3,100,000	2,115,441	75,297,892
Acquisition of aircraft and engines held for lease, including capitalized cost	(5,127,892)	(36,478,888)	(7,589,143)
Purchase of property and equipment	(2,137,219)	(1,648,618)	(1,235,182)
Net cash (used in) provided by investing activities	(21,140,706)	(62,093,145)	44,189,907
Cash flows from financing activities:
Repayments of long-term secured debt		0	(3,432,837)
Repayments of 8% Senior Secured Notes	(3,424,273)	(5,512,054)	(5,069,941)
Proceeds from revolving credit facility	96,725,970	77,703,575	23,900,000
Repayments of revolving credit facility	(96,725,970)	(77,703,575)	(97,500,000)
Payments of debt issuance costs		0	(1,680,447)
Proceeds from merger	48,607,823	0
Net cash provided by (used in) financing activities	45,183,550	(5,512,054)	(83,783,225)
Cash flows from discontinued operations:
Net cash provided by (used in) operating activities		18,050,201	(4,594,395)
Net cash used in financing activities		0	(1,225,937)
Net cash provided by (used in) discontinued operations		18,050,201	(5,820,332)
Increase (decrease) in cash and cash equivalents	11,811,944	(4,099,164)	13,832,837
Cash, cash equivalents and restricted cash, beginning of year	17,505,002	21,604,166	7,771,329
Cash, cash equivalents, end of year	29,316,946	17,505,002	21,604,166
Supplemental disclosure of cash activities
Income taxes, net	2,650,000	8,529,000	4,656,000
Interest	855,000	2,296,000	2,310,000
Supplemental disclosure of noncash investing activities
Reclassification of aircraft and aircraft engines inventory to (from) equipment held for lease net	$ 6,228,000	$ (22,468,000)	$ 182,000